20. Taxes payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes And Contributions Payable And Taxes Payable In Installments
Schedule of taxes and contributions payable and taxes payable
20.1.	Taxes and contributions payable and taxes payable in installments are as follows:
	2020	2019

Taxes payable in installments - Law 11,941/09 (ii)	244	355
Taxes payable in installments – PERT(i)	151	162
ICMS	99	96
PIS and COFINS	9	7
Provision for income tax and social contribution	13	-
Withholding Income Tax	2	1
INSS	5	6
Other	25	60
Taxes payable – Éxito Group	285	220
	833	907

Current	585	531
Non-current	248	376

(i)	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements – PERT (“PERT Program. The program allows the payment of certain taxes in monthly installments, and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF(Contribuição provisória sobre movimentação financeira) and other claims - (See note 22.2). The PERT liability is being settled in monthly installments up to 12 years. The Group is in compliance with the obligations assumed under the PERT Program.
(ii)	Federal tax installment payment program, Law 11,941/09 – The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.

Schedule of maturity of taxes payable
20.2.	Maturity schedule of taxes payable in installments in non-current liabilities:
From 1 to 2 years	87
From 2 to 3 years	73
From 3 to 4 years	25
From 4 to 5 years	12
After 5 years	51
248